Expense Example - R2 R5 R6 Shares - JPMorgan US Applied Data Science Value Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	111	400	710	1,591	45	174	314	724	35	142	259	601